Discontinued Operations - Schedule Of discontinued amount included in assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets of discontinued operation
Accounts receivable, net	$ 336	$ 542
Inventory	0	5,002
Prepaid expenses and other current assets	449	609
Total current assets of discontinued operation	785	6,153
Non-current assets of discontinued operation
Property and equipment, net	695	4,946
Intangible assets, net	0	21,678
Total non-current assets of discontinued operation	695	26,624
Total assets of discontinued operation	1,480	32,777
Current liabilities of discontinued operation
Accounts payable	730	378
Accrued expenses and other current liabilities	365	2,154
Current portion of contingent consideration	9,203	6,416
Total current liabilities of discontinued operation	10,298	8,948
Non-current liabilities of discontinued operation
Long-term portion of contingent consideration	10,697	17,446
Total non-current liabilities of discontinued operation	10,697	17,446
Total liabilities of discontinued operation	$ 20,995	$ 26,394